Unaudited Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Common Class A [Member]	Common Stock and Additional Paid-in Capital Common Class B [Member]	Accumulated Deficit
Balance at beginning of period (shares) at Dec. 31, 2019		33,655
Balance at beginning of period at Dec. 31, 2019	$ 989,920		$ 1,209,023	$ 88,532	$ (307,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Employee Benefit Plan		57
Equity-based compensation (note 12)	468		468
Net (Loss) Income	106,839				106,839
Balance at end of period (shares) at Mar. 31, 2020		33,712
Balance at end of period at Mar. 31, 2020	1,097,227		1,209,491	88,532	(200,796)
Balance at beginning of period (shares) at Dec. 31, 2019		33,655
Balance at beginning of period at Dec. 31, 2019	989,920		1,209,023	88,532	(307,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	160,603
Balance at end of period (shares) at Sep. 30, 2020		33,738
Balance at end of period at Sep. 30, 2020	1,151,789		1,210,289	88,532	(147,032)
Balance at beginning of period (shares) at Mar. 31, 2020		33,712
Balance at beginning of period at Mar. 31, 2020	1,097,227		1,209,491	88,532	(200,796)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Employee Benefit Plan		26
Equity-based compensation (note 12)	374		374
Net (Loss) Income	98,198				98,198
Balance at end of period (shares) at Jun. 30, 2020		33,738
Balance at end of period at Jun. 30, 2020	1,195,799		1,209,865	88,532	(102,598)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (note 12)	424		424
Net (Loss) Income	(44,434)				(44,434)
Balance at end of period (shares) at Sep. 30, 2020		33,738
Balance at end of period at Sep. 30, 2020	1,151,789		1,210,289	88,532	(147,032)
Balance at beginning of period (shares) at Dec. 31, 2020		33,738
Balance at beginning of period at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Employee Benefit Plan		17
Equity-based compensation (note 12)	341		341
Net (Loss) Income	(21,365)				(21,365)
Balance at end of period (shares) at Mar. 31, 2021		33,755
Balance at end of period at Mar. 31, 2021	1,057,878		1,211,029	88,532	(241,683)
Balance at beginning of period (shares) at Dec. 31, 2020		33,738
Balance at beginning of period at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income	(202,564)
Balance at end of period (shares) at Sep. 30, 2021		33,789
Balance at end of period at Sep. 30, 2021	877,771		1,212,121	88,532	(422,882)
Balance at beginning of period (shares) at Mar. 31, 2021		33,755
Balance at beginning of period at Mar. 31, 2021	1,057,878		1,211,029	88,532	(241,683)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Employee Benefit Plan		24
Equity-based compensation (note 12)	699		699
Net (Loss) Income	(129,144)				(129,144)
Balance at end of period (shares) at Jun. 30, 2021		33,779
Balance at end of period at Jun. 30, 2021	929,433		1,211,728	88,532	(370,827)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Employee Benefit Plan		10
Equity-based compensation (note 12)	393		393
Net (Loss) Income	(52,055)				(52,055)
Balance at end of period (shares) at Sep. 30, 2021		33,789
Balance at end of period at Sep. 30, 2021	$ 877,771		$ 1,212,121	$ 88,532	$ (422,882)